[GRAPHIC]

Semiannual Report December 31, 2000

Oppenheimer
High Yield Fund

[LOGO OF OPPENHEIMER FUNDS]

REPORT HIGHLIGHTS

CONTENTS

1	President’s Letter
3	An Interview with Your Fund’s Managers
8	Financial Statements
43	Officers and Trustees

Fund Objective

Oppenheimer High Yield Fund seeks high current income by investing mainly in high yield, lower rated fixed income securities as its primary goal. The Fund secondarily seeks capital growth when consistent with its main goal.

Cumulative Total Returns*
	For the Six-Month Period
	Ended 12/31/00
	Without	With
	Sales Chg.	Sales Chg.

Class A	–4.41%	–8.95%

Class B	–4.73	–9.24

Class C	–4.78	–5.68

Class Y	–4.42
Average Annual Total Returns*

	For the 1-Year Period
	Ended 12/31/00
	Without	With
	Sales Chg.	Sales Chg.

Class A	–3.89%	–8.45%

Class B	–4.57	–8.88

Class C	–4.62	–5.48

Class Y	–3.79

*See Notes on page 7 for further details.

PRESIDENT’S LETTER

[PHOTO]     [PHOTO]

James C. Swain Chairman Oppenheimer High Yield Fund Bridget A. Macaskill President Oppenheimer High Yield Fund

Dear Shareholder,

The year 2000 was one to remember, both for the performance of the financial markets and the lessons it presented to all investors.
     In many ways, 2000 was a study in contrasts. Many stocks experienced sharp declines, while municipal and high quality bonds performed strongly. The year began with unrestrained enthusiasm for technology stocks in particular, and growth stocks in general, but ended with value-oriented stocks providing better performance.
     Market conditions shifted dramatically during 2000. When the year began, the economy was growing rapidly, raising concerns that long-dormant inflationary pressures might resurface. By midyear, however, after a series of interest rate hikes by the Federal Reserve Board (the Fed), the economy began to slow—triggering fears of a potential recession. The slowing economy generally hurt the stock market and benefited high quality bonds.
     The lessons provided by a volatile and difficult year reinforced many of the basic investment principles we have discussed in this letter from time to time. In 2000, market volatility was a powerful reminder of the importance of investment diversification—the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, actively managed funds generally outperformed passive index funds, as research-intensive security selection again made a critical difference for portfolio returns. Perhaps most important, the markets in 2000 confirmed that sound business fundamentals, rather than investment fads, are a more powerful determinant of investment success over the long term.
     Looking forward, we are cautiously optimistic. Our caution arises from expectations that the economy will grow only moderately during the first half of 2001. The Fed, already more concerned about a potential recession than inflation, reversed its monetary

1 OPPENHEIMER HIGH YIELD FUND

PRESIDENT’S LETTER

policy of the past 18 months by reducing key short-term interest rates. This rate cut, combined with the possibility of future interest rate reductions and a federal income tax cut, may help the economy achieve a “soft landing.”
     Our current situation has mixed implications for stocks and bonds. While slowed growth may mean decelerated corporate earnings growth, lower interest rates could bolster stock valuations. Similarly, slower economic growth has helped interest-rate-sensitive securities, such as U.S. Government securities, but may have a negative effect on credit-sensitive corporate bonds.
     In overseas markets, we believe potential investment opportunities may reside in Europe, which appears to be experiencing slow, steady growth bolstered by the strengthening euro and falling oil prices. Signs are less encouraging in Japan, where the economy generally remains weak. Lower interest rates are buoying the economies of the emerging markets—but slowing growth, plus Mideast tensions, could cast a shadow over these regions.
     In this uncertain environment, we intend to adhere to the same proven investment principles that have driven our funds’ past success: broad diversification to help reduce risk, an unwavering focus on business fundamentals to seek likely winners, and a long-term perspective that preserves the integrity of each fund’s investment approach. Regardless of the short-term movements of the financial markets, these principles—fundamental parts of The Right Way to Invest—should serve investors well in 2001 and beyond.

Sincerely,

/s/ James C. Swain	/s/ Bridget A. Macaskill
James C. Swain	Bridget A. Macaskill
January 23, 2001

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks.

2 OPPENHEIMER HIGH YIELD FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

[PHOTO]

Portfolio Management Team (l to r) David Negri Thomas Reedy

Q How did Oppenheimer High Yield Fund perform during the six months that ended December 31, 2000?
A. Oppenheimer High Yield Fund’s performance reflects the difficult market conditions for the high yield section of the fixed income market. The past six months were a very difficult period for the high yield market, which struggled to make headway against a current of restrictive monetary policy, rising default rates and volatile equity markets.

Please explain how monetary policy and the equity markets affected high yield bonds.
Since June 1999, the Federal Reserve Board has been on a campaign to ward off higher inflation. Its chosen weapon is higher short-term interest rates, which can reduce the rate of economic growth and thus prevent shortages of labor and materials from pushing up prices for goods and services. By May 2000, the Fed had boosted rates six times, for a total of 1.75%. By fall, the rate hikes seemed to have achieved the desired effect. The U.S. economy decelerated and inflation remained under control. Reassured by this, most of the bond market rallied. Yields fell and prices rose, especially for long-term, high quality bonds.
     Unfortunately for high yield bonds, however, the economic slowdown translated into deteriorating corporate earnings, with several less than favorable side effects. First, the falloff in earnings, combined with rising energy prices, spooked the equity markets last March, and they remained skittish. Second, slimmer profits made it harder for companies to meet their debt obligations. The default rate on high yield bonds increased as a result. Finally, as compensation for the greater default risk, lenders demanded high interest rates on debt instruments.

3 OPPENHEIMER HIGH YIELD FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

Average Annual
Total Returns With
Sales Charge
For the Periods
Ended 12/31/00[1]
Class A
1-Year	5-Year	10-Year

–8.45%	4.07%	9.25%
Class B		Since
1-Year	5-Year	Inception

–8.88%	4.01%	5.72%
Class C		Since
1-Year	5-Year	Inception

–5.48%	4.26%	4.55%
Class Y		Since
1-Year	5-Year	Inception

–3.79%	N/A	0.45%

     The net result was very high yields (and falling prices) for lower quality bonds. In fact, the difference in yield between long-term Treasuries and long-term high yield bonds was roughly 10% at one point, which is extremely large by historical standards.

How did you respond to the widening yield spread?

The portfolio is broadly diversified, which helped to minimize the impact of losses for any single issue. In addition, we benefited from our decisions to narrowly focus our investments in telecommunications bonds and to add to our energy holdings.

     Telecommunications as a whole was one of the hardest-hit areas of the high yield market. However, we should point out that “telecom” is not a single, monolithic industry; it actually comprises several subsectors, and not all suffered equally this year. In fact, the Fund was invested primarily in a subsector that held up relatively well: wireless companies (e.g., cellular phones, mobile telecommunications, etc.). The companies in this area tend to be more mature and less dependent upon the capital markets to fund their growth. A strong contributor to the Fund’s performance since the reporting period began was SBA Communications. This company builds towers that hold the antennas for wireless communications. SBA Communications Corp. benefits from restrictive zoning, which makes it difficult for new competitors to move in on its territory, and from excess capacity, which allows it to install new equipment on existing towers without great expense.

     The other strong performers were energy bonds issued by two companies that benefited from the huge runup in energy prices since early 2000. One company is an oil and gas producer; the second, a producer of natural gas.

1. See page 7 for further details.

4 OPPENHEIMER HIGH YIELD FUND

Standardized Yields
For the 30 Days
Ended 12/31/00[2]
Class A	12.46%

Class B	12.29

Class C	12.26

Class Y	13.09

In retrospect, what would you have done differently?
We would have invested more assets in healthcare and gaming issues. After two painful years, the healthcare sector staged a recovery in 2000. Much of the renewed vigor was prompted by a change in government reimbursement policies, which helped to put HMOs and hospitals back in the black.
     The gaming industry, in turn, has increasingly demonstrated that it is non-cyclical and needn’t depend on the capital markets to finance growth. These traits have made the sector attractive to investors, and its bonds performed well during the period.

What is your outlook for high yield bonds in the coming months?
We believe the U.S. economy will slow to a pace somewhere close to its long-term average annual growth rate (roughly 3%). We also look for tight fiscal policy (i.e., restraints on government spending) and an end to the interest rate increases by the Federal Reserve. Historically, periods of moderate economic growth, low inflation, tight fiscal policy and relaxed monetary policy have been fabulous environments for the high yield market. So, we believe high yield bonds may soon enter a period where performance will not only be better than the past 6–12 months, but may even be exceptionally strong by historical standards.
     In the meantime, we will continue to use thorough research and analysis to take advantage of opportunities in the high yield market, which is one of the reasons why Oppenheimer High Yield Fund remains an important part of The Right Way to Invest.

2. Standardized yield is based on net investment income for the 30-day period ended December 31, 2000. Falling share prices will tend to artificially raise yields.

5 OPPENHEIMER HIGH YIELD FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

Credit Allocation3

[GRAPH]

Treasury/Agency	1.3%
AAA/BB	2.2%
BB+/B-	77.3%
CCC+/C	6.3%
Other Securities	12.9%

Corporate Bonds & Notes—Top Ten Industries[4]

Media/Entertainment: Telecommunications	11.4%

Media/Entertainment: Wireless Communications	11.3

Media/Entertainment: Cable/Wireless Video	8.5

Energy	5.8

Transportation	5.2

Gaming/Leisure	5.1

Service	4.5

Information Technology	3.9

Manufacturing	3.1

Forest Products/Containers	2.7

3. Portfolio is subject to change. Percentages are as of December 31, 2000, and are dollar-weighted based on total market value of investments. Average credit quality and ratings allocations include securities rated by a national rating organization. Under normal market conditions, the Fund invests at least 65% of its assets in high yield, lower rated fixed income securities commonly known as “junk bonds.” Securities rated below investment-grade carry a greater risk of default. While the Fund has generally invested under 15% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by prospectus.

4. Portfolio is subject to change. Percentages are as of December 31, 2000, and are based on net assets.

6 OPPENHEIMER HIGH YIELD FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund’s performance may be subject to short-term changes. For updates on the Fund’s performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not show the effects of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 7/28/78. The Fund’s maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 5/3/93.Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “life of class” return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 10/15/97. Unless otherwise noted, Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

7 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS December 31, 2000 / Unaudited

	Principal	Market Value
	Amount	See Note 1

Asset-Backed Securities—0.3%
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-RR, Cl. F, 7.771%, 4/30/39[1] (Cost $6,524,085)	$8,000,430	$4,837,761

Corporate Loans—0.3%
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 12.81%,
12/22/01[1,2] (Cost $3,958,949)	4,021,642	4,021,642

Mortgage-Backed Obligations—2.9%
AMRESCO Commercial Mortgage Funding I Corp.,
Multiclass Mtg. Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29[1]	840,000	666,225

Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-D4, Cl. B3, 7.525%, 4/14/29[2]	1,500,000	1,071,445

CBA Mortgage Corp., Mtg. Pass-Through Certificates, Series 1993-C1, Cl. E,
6.72%, 12/25/03[1,2]	1,452,000	1,343,554

Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 194, Cl. IO, 8.99%, 4/1/28[3]	27,895,314	7,222,271
Series 197, Cl. IO, 9.65%, 4/1/28[3]	16,734,588	4,498,728
Series 199, Cl. IO, 20.43%, 8/1/28[3]	12,379,422	3,332,773

Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security, Trust 294, Cl. 2, 7.88%, 2/1/28[3]	18,426,021	4,491,343

First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. E, 8.124%, 2/25/11[1,2]	4,500,000	3,362,344

GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1,
Cl. X, 8.01%, 7/15/27[3]	69,388,223	5,225,801

GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C2, Cl. F, 6.75%, 4/16/29	3,000,000	1,832,812

Goldman Sachs Asset Management, Sub. Collateralized Bond Obligations,
Series 1A, Cl. D, 12.54%, 6/13/11[1]	2,000,000	1,920,000

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-RR, Cl. D, 7.771%, 4/30/39[1]	5,000,269	4,021,310

Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07[1]	1,400,000	1,213,625

Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1995-C1, Cl. F, 6.90%, 2/25/27	911,697	857,423

Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. E1, 8.876%, 1/20/28[2]	2,496,000	2,393,040

Total Mortgage-Backed Obligations (Cost $48,206,098)		43,452,694

Foreign Government Obligations—0.0%
Perusahaan Listr Nts., 17%, 8/21/01 [IDR]	1,000,000,000	101,550

PT Hutama Karya Medium-Term Nts., Zero Coupon, 3/17/1999[1,4,5] [IDR]	4,000,000,000	113,695

Total Foreign Government Obligations (Cost $1,563,352)		215,245

8 OPPENHEIMER HIGH YIELD FUND

	Principal	Market Value
	Amount	See Note 1

Loan Participations—1.4%
Bank Rakyat Loan Participation Nts.:
Series 3 yr., 10.094%, 8/25/01[1,2]	$2,500,000	$2,415,625
Series 4 yr., 10.344%, 8/25/02[1,2]	500,000	460,625

Shoshone Partners Loan Trust Sr. Nts., 8.507%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase
Manhattan Bank and the Trust)[1,2]	23,200,000	17,725,250

Total Loan Participations (Cost $26,149,536)		20,601,500

Corporate Bonds and Notes—80.3%

Aerospace/Defense—1.2%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08	4,500,000	4,488,750

Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, Cl. 1, 1/1/01[1]	3,000,000	2,947,500

Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B,
9/30/08[1]	4,000,000	3,660,000

Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09[1]	6,000,000	4,470,000

Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06	3,000,000	2,025,000

		17,591,250

Chemicals—2.7%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09	4,200,000	4,168,500

ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07[1]	2,000,000	615,000

Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07	1,500,000	1,410,000

Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09	2,500,000	2,443,750
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]	2,700,000	2,566,718
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09[6]	11,200,000	3,136,000

Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07	3,000,000	2,917,500
9.875% Sec. Nts., Series B, 5/1/07	3,000,000	2,917,500
10.875% Sr. Sub. Nts., 5/1/09	3,000,000	2,827,500

NL Industries, Inc.:
11.75% Sr. Sec. Nts., 10/15/03[7]	4,060,000	4,120,900
11.75% Sr. Sec. Nts., 10/15/03	940,000	954,100

PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07[1]	1,000,000	235,000

Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07[4]	3,000,000	555,000

Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07	3,800,000	2,527,000

Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09[1]	2,500,000	1,762,500

Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06[7]	3,300,000	1,600,500
12.375% Sr. Sec. Nts., Series B, 7/15/06	5,500,000	5,087,500

		39,844,968

9 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Consumer Durables—0.0%
Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05[1]	$151,000	$83,050

Consumer Non-Durables—1.4%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09[1,8]	2,520,000	957,600

AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08	4,200,000	3,260,250

Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08	3,221,000	3,063,976

Consoltex Group, Inc., 11% Sr. Sub. Nts., Series B, 10/1/03	3,780,000	283,500

Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08	2,700,000	1,471,500

Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08[1,4]	3,500,000	350

Holmes Products Corp., 9.875% Sr. Sub. Nts., Series C, 11/15/07	1,000,000	445,000

Pope, Evans & Robbins, Inc., 7% Sr. Nts., 5/15/1998[1,4,5,9]	5,955,189	—

Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06	7,200,000	5,328,000

Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05	6,000,000	5,857,500

Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08[4]	1,200,000	42,000

		20,709,676

Energy—5.8%
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07	1,000,000	870,000

Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06	3,227,000	3,267,337
9.625% Sr. Unsec. Nts., Series B, 5/1/05	4,000,000	4,135,000

Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07	6,000,000	3,330,000

Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08	2,500,000	2,181,250

Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05[1]	2,800,000	763,000

Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09	5,500,000	5,479,375

Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05	10,300,000	11,072,500

Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08	4,015,000	2,238,362

Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp., 10.375% Sr.
Unsec. Sub. Nts., Series B, 6/1/09	3,750,000	3,956,250

Nuevo Energy Co., 9.375% Sr. Sub. Nts., 10/1/10[11]	3,500,000	3,526,250

Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08	4,000,000	3,420,000

Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07	7,525,000	7,449,750

R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06	6,000,000	7,110,000

RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08	12,700,000	9,842,500

RBF Finance Co.:
11% Sr. Sec. Nts., 3/15/06	6,000,000	6,975,000
11.375% Sr. Sec. Nts., 3/15/09	2,500,000	2,900,000

Statia Terminals International NV/Statia Terminals (Canada), Inc., 11.75%
First Mtg. Nts., Series B, 11/15/03	925,000	957,375

Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07	4,210,000	4,273,150

Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08[8]	4,200,000	3,465,000

		87,212,099

10 OPPENHEIMER HIGH YIELD FUND

	Principal	Market Value
	Amount	See Note 1

Financial—1.3%
Americredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06	$1,200,000	$1,146,000

AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05	4,000,000	2,260,000

Bank Plus Corp., 12% Sr. Nts., 7/18/07	78,000	65,130

Finova Capital Corp., 7.25% Nts., 11/8/04	6,000,000	3,606,360

LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/1/07	2,500,000	2,637,500

Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03[1,4,5]	8,802,000	—

Parametric RE Ltd., 11.01% Nts., 11/19/07[2,11]	1,000,000	1,025,000

PT Polysindo Eka Perkasa, 24% Nts., 6/19/03[4,5] [IDR]	2,464,500,000	33,115

Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08	10,000,000	8,500,000

		19,273,105

Food & Drug—0.7%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02	9,500,000	2,612,500
10.875% Sr. Sub. Disc. Nts., 2/1/04	450,000	92,250

Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07	6,200,000	4,278,000

Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07	1,600,000	1,512,000

Rite Aid Corp., 10.50% Sr. Sec. Nts., 9/15/02[11]	1,200,000	786,000

Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04	1,065,000	1,116,720

		10,397,470

Food/Tobacco—1.6%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08	2,100,000	1,464,750

Cott Corp., 9.375% Sr. Nts., 7/1/05	10,015,000	9,814,700

Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07[8]	4,571,000	3,496,815

Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05	6,400,000	5,088,000

SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08	2,240,000	2,102,800

Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07	3,435,000	2,284,275

		24,251,340

Forest Products/Containers—2.7%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[1,4,5]	2,500,000	112,500

Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06	1,000,000	977,500
8.25% Sr. Unsec. Sub. Nts., 8/1/08	3,300,000	3,192,750

Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04	8,200,000	3,485,000

Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07	1,500,000	952,500

Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09	2,000,000	2,075,000

Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04	1,500,000	1,552,500
10.625% Second Priority Sr. Sec. Nts., 4/15/05	4,000,000	4,145,000

11 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Forest Products/Containers Continued
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07	$5,000,000	$5,025,000
10.875% Sr. Sub. Nts., 4/1/08	3,900,000	3,529,500

SD Warren Co., 14% Unsec. Nts., 12/15/06[10]	9,895,722	10,786,337

U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07	5,590,000	4,499,950

		40,333,537

Gaming/Leisure—5.1%
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995[1,4,5]	22,500	—

Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07	3,000,000	2,797,500

Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09	2,250,000	2,190,937

Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09	4,800,000	4,440,000

Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07	4,500,000	4,668,750

Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07	3,600,000	3,654,000

Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07	8,900,000	8,966,750

Intrawest Corp., 9.75% Sr. Nts., 8/15/08	7,980,000	8,059,800

Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06	5,200,000	5,018,000

Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07	5,000,000	4,962,500

Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07	2,200,000	2,024,000

Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09	5,000,000	5,018,750

Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08[8]	4,880,000	3,391,600
9.25% Sr. Nts., 4/1/06	1,850,000	1,785,250
9.75% Sr. Nts., 6/15/07	2,750,000	2,681,250

Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06	3,640,000	3,444,350

Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07	5,800,000	5,901,500
10.125% Sr. Sub. Nts., 3/15/06	6,000,000	6,240,000

Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
12.25% Mtg. Nts., 11/15/04	1,600,000	1,576,000

		76,820,937

Healthcare—1.4%
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts.,
Series B, 10/1/09	1,950,000	2,057,250

Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08	3,000,000	2,737,500

ICN Pharmaceuticals, Inc., 9.75% Sr. Nts., 11/15/08[11]	5,040,000	5,065,200

King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09	3,284,000	3,481,040

Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08	6,500,000	4,582,500

Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07	2,200,000	2,263,250

Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09	500,000	545,000

		20,731,740

12 OPPENHEIMER HIGH YIELD FUND

	Principal	Market Value
	Amount	See Note 1

Housing—1.7%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06	$1,000,000	$255,000

D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09	4,320,000	3,909,600
9.75% Sr. Sub. Nts., 9/15/10	2,300,000	2,173,500

Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10	4,500,000	3,892,500

Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09	3,500,000	1,330,000

Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07	8,000,000	7,260,000
9.25% Sr. Nts., Series B, 3/15/07	7,545,000	6,922,537

		25,743,137

Information Technology—3.9%
Amkor Technologies, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06	4,500,000	4,263,750
10.50% Sr. Unsec. Sub. Nts., 5/1/09	6,000,000	5,655,000

Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09	6,000,000	5,235,000

Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09	2,750,000	2,323,750

Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05	350,000	245,000

Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05	4,000,000	3,700,000

EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07[11]	18,000,000	17,775,000

Fairchild Semiconductor International, Inc.,10.375% Sr. Unsec. Nts., 10/1/07	7,800,000	7,371,000

Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08	7,860,000	7,329,450

Flextronics International Ltd., 9.875% Sr. Sub. Nts., 7/1/10[11]	3,300,000	3,234,000

Seagate Technology International, 12.50% Sr. Unsec. Sub. Nts., 11/15/07[11]	1,500,000	1,425,000

		58,556,950

Manufacturing—3.1%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09	2,800,000	2,562,000

AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11[12]	8,000,000	4,660,000

Blount, Inc., 13% Sr. Sub. Nts., 8/1/09	4,500,000	3,487,500

Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07	2,150,000	548,250

Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08	2,800,000	1,834,000

Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08	6,000,000	570,000

Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07	3,500,000	2,642,500

Insilco Corp., 12% Sr. Sub. Nts., 8/15/07	7,500,000	7,462,500

International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05	6,055,000	5,933,900

Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07	3,150,000	2,661,750

Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08	1,960,000	558,600

Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07[1]	3,900,000	2,944,500

13 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
	Principal	Market Value
	Amount	See Note 1

Manufacturing Continued
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07	$5,480,000	$4,849,800

Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08[1]	700,000	606,375
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08	2,000,000	1,732,500

Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03	2,800,000	2,534,000

		45,588,175

Media/Entertainment: Broadcasting—1.3%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08	1,625,000	1,535,625

AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06[10]	842,200	936,947

Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07	1,400,000	1,442,000

Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08	2,400,000	1,938,000

Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts.,
Series B, 3/15/09	2,000,000	1,860,000

Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04	1,800,000	1,845,000

Sinclair Broadcast Group, Inc., 9% Sr. Unsec. Sub. Nts., 7/15/07	2,500,000	2,300,000

Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09	5,500,000	4,867,500

Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07	2,750,000	2,505,937

		19,231,009

Media/Entertainment: Cable/Wireless Video—8.5%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03	2,000,000	1,870,000
8.375% Sr. Nts., Series B, 2/1/08	2,700,000	2,335,500
9.875% Sr. Nts., Series B, 3/1/07	3,545,000	3,323,438
10.875% Sr. Unsec. Nts., 10/1/10	1,500,000	1,455,000

Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11[8]	14,000,000	8,155,000
8.25% Sr. Unsec. Nts., 4/1/07	2,000,000	1,820,000

Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10	2,500,000	1,137,500

Comcast UK Cable Partner Ltd., 11.20% Sr. Disc. Debs., 11/15/07	5,570,000	4,762,350

Diamond Cable Communications plc:
0%/10.75% Sr. Disc. Nts., 2/15/07[1,8]	700,000	472,500
11.75% Sr. Disc. Nts., 12/15/05	16,675,000	15,007,500

Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08[1]	1,400,000	1,148,000

Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08[8]	2,500,000	1,037,500

EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09	11,200,000	10,920,000

EchoStar I Bonds, 8.25%, 2/26/01[1]	196,479	196,479

EchoStar II Sinking Fund Bonds, 8.25%, 11/9/01[1]	816,355	816,355

Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09	2,000,000	1,995,000

NTL Communications Corp.:
0%/9.78% Sr. Nts., 11/15/09[8] [EUR]	2,750,000	1,336,172
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08[8]	12,905,000	7,033,225
9.875% Sr. Unsec. Nts., Series B, 11/15/09 [EUR]	4,000,000	3,164,093
11.50% Sr. Unsec. Nts., Series B, 10/1/08	6,000,000	5,325,000

14 OPPENHEIMER HIGH YIELD FUND

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Cable/Wireless Video Continued
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08[8]	$3,000,000	$1,657,500
0%/9.75% Sr. Nts., Series B, 4/15/09[8] [GBP]	19,350,000	12,718,213
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08[8] [GBP]	2,955,000	2,383,657
10% Sr. Nts., Series B, 2/15/07	3,930,000	3,409,275

Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]	3,030,000	1,982,007

Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09[8]	7,500,000	3,543,750
0%/9.875% Sr. Disc. Nts., 4/15/09[8] [GBP]	8,500,000	5,999,474
11% Sr. Disc. Debs., 10/1/07	9,060,000	8,108,700
11.25% Sr. Nts., 11/1/08	6,065,000	5,443,338

United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08[8]	6,110,000	2,535,650

United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts.,
Series B, 8/1/09	9,700,000	6,256,500

		127,348,676

Media/Entertainment: Diversified Media—1.8%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09	5,500,000	4,840,000

IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08[8] [GBP]	2,000,000	1,762,684
9.625% Bonds, 3/15/08 [GBP]	1,500,000	1,882,188

Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06	5,065,000	5,242,275

Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08	2,835,000	1,998,675

TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09	4,000,000	3,895,000

WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09	7,000,000	5,643,750

Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10[11]	1,800,000	1,422,000

		26,686,572

Media/Entertainment: Telecommunications—11.4%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts., 8/1/09	500,000	375,000
13% Sr. Unsec. Nts., 5/1/08 [EUR]	3,000,000	2,197,026
13% Sr. Unsec. Nts., 5/1/08	2,400,000	1,932,000

Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07	5,900,000	2,271,500

Colo.com, Units (each unit consists of $1,000 principal amount of
13.875% Sr. Nts., 3/15/10 and one warrant to purchase 19.9718 shares
of common stock at $.01 per share)11,13	2,000,000	1,270,000

COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06[8]	7,055,000	6,420,050
10.125% Sr. Nts., 11/30/07 [GBP]	2,500,000	3,809,190

Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07	3,065,000	2,620,575

Covad Communications Group, Inc., 0%/ 13.50% Sr. Disc. Nts., 3/15/08[8]	6,400,000	800,000

Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07[1]	5,250,000	3,701,250

ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09 [EUR]	1,000,000	1,152,641

15 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Telecommunications Continued
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09 [EUR]	$5,000,000	$4,025,534
10.75% Sr. Unsec. Sub. Nts., 12/15/09	1,000,000	865,000
11.25% Sr. Nts., 7/1/08	6,725,000	6,018,875
11.625% Sr. Nts., 7/15/10[11]	11,000,000	9,845,000

FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08[8]	5,000,000	575,000

FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10[1] [EUR]	1,000,000	732,342
11.625% Sr. Unsec. Nts., 3/30/10	1,000,000	785,000

Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08[8]	3,000,000	1,275,000
11.875% Sr. Unsec. Nts., Series B, 1/15/10	1,000,000	685,000

Global Crossing Holdings Ltd.:
9.125% Sr. Unsec. Nts., 11/15/06	1,000,000	962,500
9.625% Sr. Unsec. Nts., 5/15/08	6,500,000	6,142,500

Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06 [EUR]	3,500,000	1,330,891

ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08[4,5]	1,485,000	126,225

Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09[8]	7,000,000	2,835,000
8.875% Sr. Nts., 11/1/07	4,995,000	3,521,475

Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09 [EUR]	8,000,000	4,844,724

KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08[8]	10,000,000	700,000

Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08[8]	9,000,000	4,905,000
9.125% Sr. Unsec. Nts., 5/1/08	2,000,000	1,625,000
11% Sr. Unsec. Nts., 3/15/08	4,000,000	3,540,000
11.25% Sr. Nts., 3/15/10 [EUR]	6,000,000	4,703,889

McLeodUSA, Inc., 8.125% Sr. Unsec. Nts., 2/15/09	4,700,000	4,053,750

Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09	6,000,000	5,010,000
10% Sr. Nts., 12/15/09 [EUR]	2,500,000	1,995,280
10% Sr. Unsec. Nts., Series B, 11/15/08	7,000,000	5,845,000

Metromedia International Group, Inc.,
0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07[8]	793,333	372,867

MGC Communications, Inc./Mpower Holding Corp.,
13% Sr. Unsec. Nts., 4/1/10	6,200,000	2,790,000

Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07[8] [DEM]	1,500,000	450,049

Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09	5,525,000	4,447,625

NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10	4,000,000	300,000

Ntelos, Inc., 13% Sr. Nts., 8/15/10[11]	5,000,000	3,525,000

OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05[4,5]	3,000,000	1,875,000

Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05[1,4]	4,000,000	540,000

PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 [EUR]	2,500,000	715,911
11% Sr. Nts., 8/1/09	2,400,000	636,000
11.50% Sr. Unsec. Nts., 11/1/08	6,700,000	1,842,500

16 OPPENHEIMER HIGH YIELD FUND

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Telecommunications Continued
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10	$1,600,000	$824,000

Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10	2,500,000	587,500

RSL Communications plc:
10.50% Sr. Unsec. Nts., 11/5/08	4,250,000	297,500
12.875% Sr. Unsec. Nts., 3/1/10	2,000,000	130,000

Tele1 Europe BV:
11.875% Sr. Nts., 12/1/09 [EUR]	4,000,000	3,342,484
13% Sr. Unsec. Nts., 5/15/09 [EUR]	3,000,000	2,563,197

Teligent, Inc., 11.50% Sr. Nts., 12/1/07	2,300,000	310,500

Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08	5,700,000	5,272,500

United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09[8]	2,000,000	620,000
10.875% Sr. Nts., 8/1/09 [EUR]	250,000	151,398
11.25% Sr. Nts., Series B, 11/1/09 [EUR]	1,500,000	908,386

Versatel Telecom International BV:
11.875% Sr. Nts., 7/15/09	4,000,000	2,420,000
11.875% Sr. Nts., 7/15/09 [EUR]	1,000,000	610,285

Versatel Telecom International NV, 11.25% Sr. Nts., 3/30/10 [EUR]	1,200,000	721,075

Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08	2,925,000	892,125

WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05[8]	12,000,000	2,820,000

Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts., 10/1/09	9,500,000	7,125,000
11.875% Sr. Unsec. Nts., 8/1/10[11]	8,000,000	6,200,000

Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10	4,000,000	2,660,000

XO Communications, Inc.:
9.625% Sr. Nts., 10/1/07	7,400,000	5,957,000
10.75% Sr. Unsec. Nts., 11/15/08	5,200,000	4,316,000

		169,721,119

Media/Entertainment: Wireless Communications—11.3%
AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09[8]	1,800,000	1,035,000

Alamosa PCS Holdings, Inc., 0%/12.875% Sr. Unsec. Disc. Nts., 2/15/10[8]	1,000,000	470,000

Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07	1,400,000	483,000

CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07[1,4,5,8]	9,220,000	69,150

Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08	4,000,000	3,780,000

Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11[8]	6,500,000	4,403,750
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07[8]	8,790,000	7,075,950
9% Sr. Nts., 5/15/11	2,700,000	2,625,750
10.75% Sr. Nts., 8/1/11	5,000,000	5,225,000

CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08[8]	4,650,000	1,801,875

Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10	6,000,000	2,250,000

Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of
0%/14% Sr. Disc. Nts., 10/1/10 and one warrant to purchase 12.9 shares
of Cl. A common stock at $5.88 per share)[8,11,13]	6,300,000	2,614,500

17 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Wireless Communications Continued
IPCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14%
sr. disc. nts., 7/15/10 and one warrant to purchase 2,971,830 shares of
common stock)[8,11,13]	$3,750,000	$1,518,750

Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10	2,500,000	1,462,500

Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07[8] [CAD]	6,405,000	3,017,002
0%/12% Sr. Unsec. Disc. Nts., 6/1/09[8]	7,000,000	4,690,000
0%/14% Sr. Disc. Nts., Series B, 6/1/06[8]	3,900,000	3,744,000

Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06[8]	1,760,000	1,390,400

Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07[8]	1,500,000	1,113,750
0%/9.95% Sr. Disc. Nts., 2/15/08[8]	4,500,000	3,296,250
0%/10.65% Sr. Disc. Nts., 9/15/07[8]	8,000,000	6,340,000
9.375% Sr. Unsec. Nts., 11/15/09	5,800,000	5,423,000

Nextel Partners, Inc., 11% Sr. Nts., 3/15/10[11]	1,000,000	960,000

Omnipoint Corp., 11.50% Sr. Nts., 9/15/09[11]	8,865,000	9,973,125

ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04[1,4]	3,775,000	396,375

Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07[1,8]	5,310,000	1,407,150

Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08[8]	9,895,000	5,293,825

Polska Telefoniz Cyfrowa International Financial II SA,
11.25% Sr. Sub. Nts., 12/1/09 [EUR]	2,750,000	2,452,876

Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06	6,000,000	6,105,000
11.75% Sr. Sub. Nts., 7/15/07	4,225,000	4,499,625

Rogers Cantel, Inc., 8.80% Sr. Sub. Nts., 10/1/07	5,000,000	5,025,000

Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	6,400,000	5,920,000

SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08[8]	16,720,000	13,041,600

Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09[8]	5,175,000	2,846,250
0%/12% Sr. Disc. Nts., 7/15/08[8]	7,550,000	4,681,000
10.75% Sr. Unsec. Nts., Series B, 3/15/10	1,000,000	932,500

TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09[8]	2,000,000	1,377,500
10.625% Sr. Unsec. Sub. Nts., 7/15/10	6,400,000	6,528,000

Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09[8]	3,400,000	2,346,000

Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08[8]	2,500,000	1,987,500

US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09[8]	9,500,000	4,370,000

VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09	23,099,624	24,860,971

		168,833,924

Metals/Minerals—2.0%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06[1]	3,500,000	52,500

AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09	4,000,000	3,570,000
9.125% Sr. Nts., 12/15/06	1,000,000	957,500

18 OPPENHEIMER HIGH YIELD FUND

	Principal	Market Value
	Amount	See Note 1

Metals/Minerals Continued
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09	$2,800,000	$2,366,000

Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07	5,025,000	427,125

Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08[1]	4,540,000	2,372,150

International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08[1]	1,400,000	959,000

Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03	3,000,000	2,055,000

Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08[8]	6,000,000	1,650,000

Metallurg, Inc., 11% Sr. Nts., 12/1/07	6,320,000	5,087,600

National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09	7,000,000	2,835,000

P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	5,000,000	5,006,250

Republic Technologies International LLC/RTI Capital Corp.,
13.75% Sr. Sec. Nts., 7/15/09	700,000	73,500

WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05	5,000,000	3,075,000

		30,486,625

Retail—1.0%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08[8]	12,500,000	6,375,000

Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08[1]	1,000,000	355,000

Finlay Enterprises, Inc., 9% Debs., 5/1/08	6,585,000	5,761,875

Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08	2,100,000	1,879,500

Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09[1,4,5]	700,000	—

		14,371,375

Service—4.5%
Allied Waste North America, Inc.:
7.625% Sr. Nts., Series B, 1/1/06	2,700,000	2,571,750
7.875% Sr. Unsec. Nts., Series B, 1/1/09	1,000,000	932,500
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09	10,000,000	9,475,000

American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
Series B, 10/15/08	6,000,000	5,805,000

AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08[1,8]	1,400,000	103,250

Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08[1]	3,080,000	1,031,800

Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08	4,000,000	3,615,000

Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06	2,000,000	1,995,000

Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07[1]	2,400,000	1,092,000

Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07[1]	2,805,000	2,314,125

Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09	3,000,000	2,685,000

IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09	4,000,000	3,140,000

Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09	9,000,000	8,145,000

Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10[1]	11,000,000	8,308,438

Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05[1]	5,400,000	3,483,000

Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09	4,000,000	4,180,000

United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09	6,500,000	4,972,500

URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09	3,000,000	3,026,250

		66,875,613

19 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Market Value See Note 1

Transportation—5.2%
Amtran, Inc.:
9.625% Nts., 12/15/05[1]	$2,300,000	$1,920,500
10.50% Sr. Nts., 8/1/04[1]	7,600,000	6,773,500

Atlas Air, Inc.:
9.375% Sr. Unsec. Nts., 11/15/06	5,600,000	5,516,000
10.75% Sr. Nts., 8/1/05	115,000	119,025

Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06	7,450,000	2,048,750

Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06	1,000,000	785,000

Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09	4,200,000	3,507,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]	2,500,000	1,948,218

Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08	4,050,000	4,029,750

Hayes Wheels International, Inc.:
9.125% Sr. Unsec. Sub. Nts., Series B, 7/15/07	900,000	598,500
11% Sr. Sub. Nts., 7/15/06	6,000,000	4,530,000

HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05[1]	2,000,000	600,000

Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.675% First Priority Ship Mtg. Sr. Sec. Nts., 7/15/05 and one
warrant to purchase five shares of common stock)[2,13]	5,000,000	2,625,000

Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07[11]	5,800,000	2,871,000

Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07	5,150,000	3,527,750

Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07[1]	1,629,031	741,209

Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09	7,200,000	3,528,000

Trans World Airlines, Inc.:
11.50% Sr. Sec. Nts., 12/15/04	8,500,000	4,632,500
14% Lease Equipment Trust, 7/2/08[1]	1,809,582	1,501,953

Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts.,
Series B, 12/15/03	24,000,000	24,240,000

Tribasa Toll Road Trust I, Asset-Backed Securities, Series 1993-A,
10.50%, 12/1/11[1]	3,353,961	2,087,841

		78,131,496

Utility—0.7%
AES Drax Energy Ltd., 11.50% Sr. Sec. Bonds, 8/30/10[11]	2,300,000	2,461,000

Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10	1,650,000	1,625,250

CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07	6,000,000	6,258,090

Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08[1]	121,344	105,722

		10,450,062

Total Corporate Bonds and Notes (Cost $1,488,342,679)		1,199,273,905

20 OPPENHEIMER HIGH YIELD FUND

	Shares	Market Value See Note 1

Preferred Stocks—5.1%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[10]	88,055	$110,069

CGA Group Ltd., Series A1,9,10	203,459	5,086,475

Chesapeake Energy Corp., 7% Cv., Non-Vtg.	110,000	8,421,875

Doane Products Co., 14.25% Jr. Sub. Debs., Non-Vtg.[1]	140,000	4,235,000

Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.[10]	6,353	5,439,756
13% Sr. Exchangeable, Non-Vtg.[10]	9,711	8,764,177

e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.[1,10]	3,736	270,860

Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[1,5]	28,000	458,500

Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.[1]	194,777	389,554

Fidelity Federal Bank,12% Non-Cum. Exchangeable, Series A, Non-Vtg.[1]	30	454

Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable[10]	27,500	2,426,875

Intermedia Communications, Inc., 13.50% Exchangeable, Series B10	3,759	1,888,897

International Utility Structures, Inc.:
13%, Non-Vtg.[10,11]	204	112,710
Units (each unit consists of $1,000 principal amount of 13% sr.
exchangeable preferred stock and one warrant to purchase
30 shares of common stock)[1,10,13]	560	309,400

Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.[5,10]	96,993	12,124

Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.[10]	6,279	5,352,847

Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A1,5,10	93,750	468,750

Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.[1,10]	547	4,991,375

PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.	101,200	7,602,650
9.20% Exchangeable, Series F, Non-Vtg.	22,500	1,760,625

Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.[10]	9,245	7,419,113

SF Holdings Group, Inc.:
13.75% Exchangeable[11]	21	63,525
13.75% Exchangeable, Series B, Non-Vtg.[10]	84	254,100

Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A11	26,250	2,113,125

World Access, Inc., Cv. Sr., Series D, Non-Vtg.[1,5]	789	102,570

XO Communications, Inc.:
13.50% Sr., Series E10	6,149	2,843,913
14% Cum. Sr. Exchangeable Redeemable[10]	184,168	5,571,082

Total Preferred Stocks (Cost $114,409,460)		76,470,401

Common Stocks—1.2%
Aurora Foods, Inc.[1,5]	47,818	58,278

Chesapeake Energy Corp.[1]	740,000	7,117,875

COLT Telecom Group plc, ADR[5]	35,000	3,071,250

ECM Fund, Limited Partnership Interest[1]	1,350	1,182,937

Equitable Bag, Inc.[1,5]	39,357	39,357

Forest Oil Corp.[5]	90,000	3,318,750

21 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Market Value See Note 1

Common Stocks Continued
ICO Global Communication Holdings Ltd.[5]	168,429	$589,502

OpTel, Inc., Non-Vtg.[1,5]	7,425	74

Pathmark Stores, Inc.[5]	150,000	2,475,000

Pope, Evans & Robbins, Inc.[1,5,9]	1,688,400	—

Resorts International, Inc.[5]	187,187	—

SF Holdings Group, Inc., Cl. C1,5	3,110	15,550

Siena Holdings, Inc.[5]	250,239	312,800

Tele1 Europe Holding AB5	40,000	185,000

WRC Media Corp.[1,5]	9,471	95

Total Common Stocks (Cost $14,832,380)		18,366,468
	Units

Rights, Warrants and Certificates—0.2%
Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01	1,090	27,386

CellNet Data Systems, Inc. Wts., Exp. 10/1/07[11]	3,407	2,129

CGA Group Ltd. Wts., Exp. 6/16/07[1,9]	130,000	39,000

Charles River Laboratories International, Inc. Wts., Exp. 10/1/09[1]	3,000	36,000

Concentric Network Corp. Wts., Exp. 12/15/07[1]	3,330	1,433,149

Covergent Communications, Inc. Wts., Exp. 4/1/08[1]	8,200	86,100

Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08	4,000	—

Diva Systems Corp. Wts., Exp. 3/1/08[1]	7,500	60,937

e.spire Communications, Inc. Wts., Exp. 11/1/05[1]	2,575	9,276

Equinix, Inc. Wts., Exp. 12/1/07[1]	5,250	578,156

Golden State Bancorp, Inc. Wts., Exp. 1/1/01	107,699	127,893

Gothic Energy Corp. Wts.:
Exp. 1/23/03	80,080	—
Exp. 1/23/03[1]	57,200	572
Exp. 9/1/04	168,000	—
Exp. 5/1/05[1]	118,003	—

HF Holdings, Inc. Wts., Exp. 9/27/09[1]	1,445	144

ICG Communications, Inc. Wts., Exp. 9/15/05	50,820	6,480

ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06[1]	42,243	10,561
Exp. 5/16/06	63	71

In-Flight Phone Corp. Wts., Exp. 8/31/02	6,000	—

Insilco Corp. Wts., Exp. 8/15/07[1]	7,055	7,055

KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08[1]	12,340	25,457

Leap Wireless International, Inc. Wts., Exp. 4/15/10[1]	2,500	10,313

Long Distance International, Inc. Wts., Exp. 4/13/08[1]	2,800	280

Loral Space & Communications Ltd. Wts., Exp. 1/15/07[1]	3,910	20,285

Millenium Seacarriers, Inc. Wts., Exp. 7/15/05[1]	6,400	64

Ntelos, Inc. Wts., Exp. 8/15/10	5,000	15,625

22 OPPENHEIMER HIGH YIELD FUND

		Market Value
	Units	See Note 1

Rights, Warrants and Certificates Continued
Pathmark Stores, Inc. Wts., Exp. 9/19/10	100,000	$481,250

PLD Telekom, Inc. Wts., Exp. 3/31/03[1]	630	32

Protection One Alarm Monitoring, Inc. Wts.:
Exp. 11/1/03[1]	182,000	318,500
Exp. 6/30/05[1]	49,120	4,912

Republic Technologies International LLC Wts., Exp. 7/15/09[1]	1,200	12

Rocky Mountain Internet, Inc. Wts., Exp. 7/3/03[1]	24,520	6,130

Telergy, Inc. Wts., Exp. 9/25/10[1]	8,077	81

WAM!NET, Inc. Wts., Exp. 3/1/05[1]	30,480	278,130

Total Rights, Warrants and Certificates (Cost $1,508,410)		3,585,980
	Principal
	Amount

Repurchase Agreements—6.2%
Repurchase agreement with Deutsche Bank Securities Inc., 5.85%, dated 12/29/00, to be repurchased at $92,342,984 on 1/2/01,
collateralized by U.S. Treasury Bonds, 7.25%–7.50%, 5/15/16–11/15/16,
with a value of $94,243,344 (Cost $92,283,000)	$92,283,000	92,283,000

Total Investments, at Value (Cost $1,797,777,949)	97.9%	1,463,108,596

Other Assets Net of Liabilities	2.1	30,963,465

Net Assets	100.0%	$1,494,072,061

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
CAD	Canadian Dollar
DEM	German Mark
EUR	Euro
GBP	British Pound Sterling
IDR	Indonesian Rupiah

1.	Identifies issues considered to be illiquid or restricted - See Note 7 of Notes to Financial Statements.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4.	Issuer is in default.
5.	Non-income-producing security.
6.	Zero coupon bond reflects the effective yield on the date of purchase.
7.	Securities with an aggregate market value of $5,044,825 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

23 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued

9. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2000 amounts to $5,125,475.

Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Principal			Shares/Principal
	June 30,	Gross	Gross	Dec. 31,	Dividend
	2000	Additions	Reductions	2000	Income

Stocks and Warrants
CGA Group Ltd., Series A	196,699	6,760	—	203,459	$1,071,696
CGA Group Ltd. Wts., Exp. 6/16/07	130,000	—	—	130,000	—
Pope, Evans & Robbins, Inc.	1,688,400	—	—	1,688,400	—

Bonds and Notes
Pope, Evans & Robbins, Inc.,
7% Sr. Nts., 5/15/1998	5,955,189	—	—	5,955,189	—

					$1,071,696

10.	Interest or dividend is paid in kind.
11.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $77,788,314 or 5.21% of the Fund’s net assets as of December 31, 2000.
12.	A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
13.	Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
See accompanying Notes to Financial Statements.

24 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

December 31, 2000

Assets
Investments, at value—see accompanying statement:
Unaffiliated companies (cost $1,786,914,532)	$1,457,983,121
Affiliated companies (cost $10,863,417)	5,125,475

1,463,108,596

Cash	1,094,065

Receivables and other assets:
Interest, dividends and principal paydowns	33,228,018
Shares of beneficial interest sold	6,621,832
Investments sold	535,482
Other	79,552

Total assets	1,504,667,545

Liabilities
Unrealized depreciation on foreign currency contracts	1,658,006

Payables and other liabilities:
Shares of beneficial interest redeemed	5,261,608
Investments purchased	1,816,306
Distribution and service plan fees	888,880
Transfer and shareholder servicing agent fees	660,683
Closed foreign currency contracts	82,483
Daily variation on futures contracts	7,813
Trustees' compensation	5,395
Other	214,310

Total liabilities	10,595,484

Net Assets	$1,494,072,061

Composition of Net Assets
Paid-in capital	$2,029,830,311

Overdistributed net investment income	(1,154,879)

Accumulated net realized loss on investments and foreign currency transactions	(198,879,667)

Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies	(335,723,704)

Net Assets	$1,494,072,061

25 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$978,309,510 and 91,260,317 shares of beneficial interest outstanding)	$10.72
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)	$11.25

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $387,685,382
and 36,555,769 shares of beneficial interest outstanding)	$10.61

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $75,931,131
and 7,095,739 shares of beneficial interest outstanding)	$10.70

Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $52,146,038 and 4,894,498 shares of beneficial interest outstanding)	$10.65

See accompanying Notes to Financial Statements.

26 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended December 31, 2000

Investment Income
Interest (net of foreign withholding taxes of $11,977)	$91,019,848

Dividends:
Unaffiliated companies	4,838,987
Affiliated companies	1,071,696

Total income	96,930,531

Expenses
Management fees	4,898,758

Distribution and service plan fees:
Class A	1,229,067
Class B	2,125,169
Class C	395,736

Transfer and shareholder servicing agent fees:
Class A	486,720
Class B	200,706
Class C	37,359
Class Y	79,971

Custodian fees and expenses	44,402

Trustees' compensation	26,420

Other	378,888

Total expenses	9,903,196
Less expenses paid indirectly	(21,048)

Net expenses	9,882,148

Net Investment Income	87,048,383

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(23,060,612)
Closing of futures contracts	1,315,918
Foreign currency transactions	2,461,476

Net realized loss	(19,283,218)

Net change in unrealized depreciation on:
Investments	(135,663,295)
Translation of assets and liabilities denominated in foreign currencies	(2,622,186)

Net change	(138,285,481)

Net realized and unrealized loss	(157,568,699)

Net Decrease in Net Assets Resulting from Operations	$(70,520,316)

See accompanying Notes to Financial Statements.

27 OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2000	Year Ended
	(Unaudited)	June 30, 2000

Operations
Net investment income	$87,048,383	$175,362,212

Net realized gain (loss)	(19,283,218)	(61,620,125)

Net change in unrealized appreciation (depreciation)	(138,285,481)	(110,365,675)

Net increase (decrease) in net assets resulting from operations	(70,520,316)	3,376,412

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(60,740,677)	(112,851,471)
Class B	(22,618,527)	(47,430,405)
Class C	(4,214,368)	(8,040,053)
Class Y	(3,096,898)	(5,632,221)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	18,183,936	(34,915,560)
Class B	(23,045,629)	(77,591,865)
Class C	1,660,893	(3,112,912)
Class Y	3,547,787	6,317,066

Net Assets
Total decrease	(160,843,799)	(279,881,009)

Beginning of period	1,654,915,860	1,934,796,869

End of period [including undistributed (overdistributed) net investment
income of $(1,154,879) and $2,467,208, respectively]	$1,494,072,061	$1,654,915,860

See accompanying Notes to Financial Statements.

28 OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Six Months						Year
Ended						Ended
Dec. 31, 2000						June 30,
Class A	(Unaudited)	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$11.89	$13.06	$14.44	$13.98	$13.51	$13.22

Income (loss) from investment operations:
Net investment income	.64	1.26	1.26	1.24	1.27	1.29
Net realized and unrealized gain (loss)	(1.15)	(1.18)	(1.39)	.43	.43	.27

Total income (loss) from
investment operations	(.51)	.08	(.13)	1.67	1.70	1.56

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.66)	(1.25)	(1.25)	(1.21)	(1.23)	(1.27)

Total dividends and/or distributions
to shareholders	(.66)	(1.25)	(1.25)	(1.21)	(1.23)	(1.27)

Net asset value, end of period	$10.72	$11.89	$13.06	$14.44	$13.98	$13.51

Total Return, at Net Asset Value[1]	(4.41)%	0.71%	(0.71)%	12.34%	13.10%	12.25%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$978	$1,065	$1,208	$1,257	$1,167	$1,084

Average net assets (in millions)	$1,029	$1,126	$1,199	$1,227	$1,128	$1,092

Ratios to average net assets:[2]
Net investment income	11.20%	10.12%	9.40%	8.64%	9.22%	9.59%
Expenses	1.00%	1.02%	0.99%	1.00%[3]	1.00%[3]	1.03%[3]

Portfolio turnover rate	14%	24%	43%	117%	126%	105%

1.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.	Annualized for periods of less than one full year.
3.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

29 OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS Continued

Six Months						Year
Ended						Ended
Dec. 31, 2000						June 30,
Class B	(Unaudited)	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$11.77	$12.95	$14.33	$13.88	$13.43	$13.15

Income (loss) from investment operations:
Net investment income	.59	1.15	1.14	1.11	1.15	1.18
Net realized and unrealized gain (loss)	(1.13)	(1.18)	(1.38)	.44	.43	.27

Total income (loss) from
investment operations	(.54)	(.03)	(.24)	1.55	1.58	1.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.62)	(1.15)	(1.14)	(1.10)	(1.13)	(1.17)

Total dividends and/or distributions
to shareholders	(.62)	(1.15)	(1.14)	(1.10)	(1.13)	(1.17)

Net asset value, end of period	$10.61	$11.77	$12.95	$14.33	$13.88	$13.43

Total Return, at Net Asset Value[1]	(4.73)%	(0.13)%	(1.48)%	11.50%	12.18%	11.40%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$388	$453	$580	$528	$397	$280

Average net assets (in millions)	$419	$510	$545	$464	$335	$236

Ratios to average net assets:[2]
Net investment income	10.42%	9.35%	8.61%	7.86%	8.41%	8.75%
Expenses	1.77%	1.79%	1.78%	1.79%[3]	1.80%[3]	1.84%[3]

Portfolio turnover rate	14%	24%	43%	117%	126%	105%

1.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.	Annualized for periods of less than one full year.
3.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

30 OPPENHEIMER HIGH YIELD FUND

Six Months						Year
	Ended					Ended
Dec. 31, 2000						June 30,
Class C	(Unaudited)	2000	1999	1998	1997	1996[1]

Per Share Operating Data
Net asset value, beginning of period	$11.87	$13.04	$14.42	$13.97	$13.50	$13.30

Income (loss) from investment operations:
Net investment income	.59	1.16	1.15	1.22	1.14	.77
Net realized and unrealized gain (loss)	(1.14)	(1.18)	(1.39)	.33	.45	.19

Total income (loss) from
investment operations	(.55)	(.02)	(.24)	1.55	1.59	.96

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.62)	(1.15)	(1.14)	(1.10)	(1.12)	(.76)

Total dividends and/or distributions
to shareholders	(.62)	(1.15)	(1.14)	(1.10)	(1.12)	(.76)

Net asset value, end of period	$10.70	$11.87	$13.04	$14.42	$13.97	$13.50

Total Return, at Net Asset Value[2]	(4.78)%	(0.06)%	(1.49)%	11.42%	12.23%	7.36%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$76	$82	$94	$66	$30	$8

Average net assets (in millions)	$79	$87	$80	$48	$18	$3

Ratios to average net assets:[3]
Net investment income	10.42%	9.35%	8.60%	7.87%	8.40%	8.41%
Expenses	1.76%	1.79%	1.78%	1.78%[4]	1.82%[4]	1.90%[4]

Portfolio turnover rate	14%	24%	43%	117%	126%	105%

1.For the period from November 1, 1995 (inception of offering) to June 30, 1996.
2.Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.Annualized for periods of less than one full year.
4.Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

31 OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months			Year
	Ended			Ended
	Dec. 31 ,2000			June 30,
Class Y	(Unaudited)	2000	1999	1998[1]

Per Share Operating Data
Net asset value, beginning of period	$11.82	$13.02	$14.42	$14.48

Income (loss) from investment operations:
Net investment income	.64	1.27	1.28	.90
Net realized and unrealized gain (loss)	(1.15)	(1.18)	(1.39)	(.08)

Total income (loss) from investment operations	(.51)	.09	(.11)	.82

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.66)	(1.29)	(1.29)	(.88)

Total dividends and/or distributions to shareholders	(.66)	(1.29)	(1.29)	(.88)

Net asset value, end of period	$10.65	$11.82	$13.02	$14.42

Total Return, at Net Asset Value[2]	(4.42)%	0.85%	(0.54)%	5.81%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$52	$54	$53	$11

Average net assets (in millions)	$54	$54	$34	$6

Ratios to average net assets:[3]
Net investment income	11.24%	10.30%	9.73%	9.14%
Expenses	0.97%	0.86%	0.76%	0.81%[4]

Portfolio turnover rate	14%	24%	43%	117%

1.For the period from October 15, 1997 (inception of offering) to June 30, 1998.
2.Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.Annualized for periods of less than one full year.
4.Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

32 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies
Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek a high level of current income by investing in a diversified portfolio of high yield, lower-rated fixed income securities the Fund’s investment Manager, OppenheimerFunds, Inc., (the Manager), believes do not involve undue risk.
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $3,863,410, representing 0.26% of the Fund’s net assets, were in default.

33 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of June 30, 2000, the fund had available for federal income purposes unused capital loss carryovers as follows:

Expiring

2001	$21,167,867
2003	14,430,060
2004	25,763,959
2007	30,649,297
2008	35,734,504

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

34 OPPENHEIMER HIGH YIELD FUND

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
     The Fund will adopt the provisions of the AlCPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $2,856,760 decrease to cost of securities and a corresponding $2,856,760 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

35 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2000		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount

Class A
Sold	16,816,902	$191,840,840	35,234,977	$436,531,845
Dividends and/or
distributions reinvested	3,277,364	36,841,580	5,658,146	69,577,059
Redeemed	(18,459,985)	(210,498,485)	(43,710,834)	(541,024,464)

Net increase (decrease)	1,634,281	$18,183,936	(2,817,711)	$(34,915,560)

Class B
Sold	5,361,758	$60,341,287	13,593,526	$167,147,993
Dividends and/or
distributions reinvested	956,769	10,650,333	1,891,136	23,058,610
Redeemed	(8,293,957)	(94,037,249)	(21,786,396)	(267,798,468)

Net decrease	(1,975,430)	$(23,045,629)	(6,301,734)	$(77,591,865)

Class C
Sold	1,580,646	$17,899,017	4,409,452	$54,511,030
Dividends and/or
distributions reinvested	205,541	2,306,814	366,460	4,504,351
Redeemed	(1,618,638)	(18,544,938)	(5,023,774)	(62,128,293)

Net increase (decrease)	167,549	$1,660,893	(247,862)	$(3,112,912)

Class Y
Sold	419,167	$4,746,808	1,340,236	$16,526,660
Dividends and/or
distributions reinvested	280,049	3,131,169	471,867	5,769,681
Redeemed	(384,496)	(4,330,190)	(1,301,466)	(15,979,275)

Net increase	314,720	$3,547,787	510,637	$6,317,066

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2000, were $214,559,283 and $240,772,789, respectively.

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund’s management fee for the six months ended December 31, 2000, was an annualized rate of 0.62%, before any waiver by the Manager if applicable.

36 OPPENHEIMER HIGH YIELD FUND

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an “at-cost” basis. Beginning January 2001, OFS is paid at an agreed upon account fee.

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

	Aggregate	Class A	Commissions	Commissions	Commissions
	Front-End	Front-End	on Class A	on Class B	on Class C
	Sales Charges	Sales Charges	Shares	Shares	Shares
	on Class A	Retained by	Advanced by	Advanced by	Advanced by
Six Months Ended	Shares	Distributor	Distributor	Distributor	Distributor

December 31, 2000	$796,248	$213,060	$115,625	$1,166,158	$94,990

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

	Class A	Class B	Class C
	Contingent Deferred	Contingent Deferred	Contingent Deferred
	Sales Charges Retained	Sales Charges Retained	Sales Charges Retained
Six Months Ended	by Distributor	by Distributor	by Distributor

December 31, 2000	$2,868	$647,715	$11,620

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
     Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended December 31, 2000, payments under the Class A plan totaled $1,229,067 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $30,564 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.

37 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Fees and Other Transactions with Affiliates Continued
     The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended December 31, 2000, were as follows:

Distributor’s
			Distributor’s	Aggregate
			Aggregate	Unreimbursed
			Unreimbursed	Expenses as %
	Total Payments	Amount Retained	Expenses	of Net Assets
	Under Plan	by Distributor	Under Plan	of Class

Class B Plan	$2,125,169	$1,679,196	$15,038,177	3.88%
Class C Plan	395,736	109,071	1,712,781	2.26

5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

38 OPPENHEIMER HIGH YIELD FUND

As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:

Contract Description	Expiration Date	Contract Amount (000s)	Valuation as of December 31, 2000	Unrealized Depreciation

Contracts to Sell
British Pound Sterling (GBP)	6/5/01	GBP 18,065	$27,036,103	$1,100,170
Canadian Dollar (CAD)	4/2/01	CAD 7,485	4,991,971	67,629
Euro (EUR)	2/12/01	EUR 9,960	9,369,547	490,207

Total Unrealized Depreciation				$1,658,006

6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices “financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:

Contract Description	Expiration Date	Number of Contracts	Valuation as of December 31, 2000	Unrealized Appreciation (Depreciation)

Contracts to Purchase
U.S. Treasury Nts., 10 yr.	3/21/01	200	$20,971,875	$574,218
U.S. Long Bond	3/21/01	50	5,231,250	(21,875)

				$552,343

39 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Illiquid or Restricted Securities

As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $132,192,870, which represents 8.84% of the Fund’s net assets, of which $15,030,811 is considered restricted. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost Per Unit	Valuation Per Unit as of December 31, 2000	Unrealized Appreciation (Depreciation)

Bonds
Trans World Airlines Lease, 14%
Equipment Trust, 7/2/08	3/19/98	101.00%	83.00%	$(325,725)

Stocks and Warrants
CGA Group Ltd.,
Preferred Stock, Series A	6/17/97–9/28/00	$25.00	$25.00	$—

CGA Group Ltd. Wts., Exp. 6/16/07	6/17/97	—	0.30	39,000

Chesapeake Energy Corp.	6/27/00	5.83	9.62	1,409,870

ECM Fund, Limited Partnership Interest	4/14/92	1,000.00	876.25	(167,063)

World Access, Inc., Cv. Sr., Series D,
Non-Vtg.	2/14/00	1,381.50	130.00	(987,430)

8. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings during the six months ended or at December 31, 2000.

40 OPPENHEIMER HIGH YIELD FUND

SHAREHOLDER MEETING Unaudited

On October 31, 2000, a shareholder meeting was held at which the following items and proposals were approved, as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Nominee/Proposal No. 1	For		Withheld/Abstain		Total

Trustees
William L. Armstrong	72,070,326		1,797,622		73,867,948
Robert G. Avis	72,034,782		1,833,166		73,867,948
George C. Bowen	72,160,281		1,707,667		73,867,948
Edward L. Cameron	72,109,476		1,758,472		73,867,948
Jon S. Fossel	72,111,179		1,756,769		73,867,948
Sam Freedman	72,084,251		1,783,697		73,867,948
Raymond J. Kalinowski	71,968,329		1,899,619		73,867,948
C. Howard Kast	71,929,125		1,938,823		73,867,948
Robert M. Kirchner	71,901,251		1,966,697		73,867,948
Bridget A. Macaskill	72,073,031		1,794,917		73,867,948
F. William Marshall	72,099,520		1,768,428		73,867,948
James C. Swain	72,066,363		1,801,585		73,867,948

Nominee/Proposal	For	Against	Withheld/Abstain	Broker non-votes	Total

Proposal No. 2
Ratification of the selection of Deloitte & Touche LLP as independent auditors for the Fund for the fiscal year beginning July 1, 2000.
	69,647,275	944,222	3,276,451		73,867,948

Proposal No. 3a
Approval to eliminate the Fund’s fundamental policy investing in unseasoned issuers.
	52,861,793	7,326,705	4,714,866	8,964,584	73,867,948

Proposal No. 3b
Approval to eliminate the Fund’s fundamental policy on investing in a company for the purpose of acquiring control.
	53,743,053	6,682,303	4,478,008	8,964,584	73,867,948

Proposal No. 3c
Approval to eliminate the Fund’s fundamental policyn purchasing securities of issuers in which officers or trustees have an interest.
	51,564,852	8,910,463	4,428,049	8,964,584	73,867,948

Proposal No. 3d
Approval to eliminate the Fund’s fundamental policy purchasing securities on margin and engaging in short sales.
	51,674,021	8,610,587	4,618,756	8,964,584	73,867,948

Proposal No. 3e
Approval to eliminate the Fund’s fundamental policy on investing in mineral-related programs or leases.
	54,572,689	5,467,302	4,863,373	8,964,584	73,867,948

Proposal No. 3f
Approval to eliminate the Fund’s fundamental policy on investing in other investment companies.
	54,658,146	5,663,504	4,581,714	8,964,584	73,867,948

Proposal No. 3g
Approval to eliminate the Fund’s fundamental policy on investing in warrants and rights.
	53,156,399	5,930,441	5,816,524	8,964,584	73,867,948

41 OPPENHEIMER HIGH YIELD FUND

SHAREHOLDER MEETING Unaudited / Continued

For	Against	Withheld/Abstain	Broker Non-Votes	Total

Proposal No. 4.
Approval of changes to four of the Fund’s fundamental investment restrictions to permit the Fund to participate in an inter-fund lending arrangement.
53,019,099	6,618,372	5,265,893	8,964,584	73,867,948

Proposal No. 5.
Approval to authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
54,517,092	4,692,902	5,693,370	8,964,584	73,867,948

Proposal No. 6.
Approval to new Class B 12b-1Distribution and Service Plan and Agreement.
15,164,928	944,473	1,632,353	3,455,545	21,197,299

42 OPPENHEIMER HIGH YIELD FUND

OPPENHEIMER HIGH YIELD FUND

Officers and Trustees	James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
David P. Negri, Vice President
Thomas P. Reedy, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Custodian of Portfolio Securities	The Bank of New York

Independent Auditors	Deloitte & Touche LLP

Legal Counsel	Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors. For more complete information about Oppenheimer High Yield Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

©Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

43 OPPENHEIMER HIGH YIELD FUND

OPPENHEIMERFUNDS FAMILY

Global Equity
	Developing Markets Fund	Global Fund
	International Small Company Fund	Quest Global Value Fund
	Europe Fund	Global Growth & Income Fund
International Growth Fund

Equity
	Stock	Stock & Bond
	Emerging Growth Fund	Main Street® Growth & Income Fund
	Emerging Technologies Fund	Quest Opportunity Value Fund
	Enterprise Fund	Total Return Fund
	Discovery Fund	Quest Balanced Value Fund
	Main Street® Small Cap Fund	Capital Income Fund
	Quest Small Cap Fund	Multiple Strategies Fund
	MidCap Fund	Disciplined Allocation Fund
	Main Street® Opportunity Fund	Convertible Securities Fund
Growth Fund
	Capital Appreciation Fund	Specialty
	Large Cap Growth Fund	Real Asset Fund®
	Disciplined Value Fund	Gold & Special Minerals Fund
Quest Capital Value Fund
Quest Value Fund
Trinity Growth Fund
Trinity Core Fund
Trinity Value Fund

Income
	Taxable	Municipal
	International Bond Fund	California Municipal Fund[2]
	World Bond Fund[1]	Florida Municipal Fund[2]
	High Yield Fund	New Jersey Municipal Fund[2]
	Champion Income Fund	New York Municipal Fund[2]
	Strategic Income Fund	Pennsylvania Municipal Fund[2]
	Bond Fund	Municipal Bond Fund
	Senior Floating Rate Fund	Intermediate Municipal Fund
U.S. Government Trust
	Limited-Term Government Fund	Rochester Division
	Capital Preservation Fund[4]	Rochester Fund Municipals
Limited Term New York Municipal Fund

Money Market[3]
	Money Market Fund	Cash Reserves

1.	The Fund’s Board has proposed to reorganize the Fund into another Oppenheimer fund subject to shareholder approval.
2.	Available to investors only in certain states.
3.	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
4.	Available only through qualified retirement plans.

44 OPPENHEIMER FUND NAME

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it’s automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website—we’re here to help.

Internet
24-hr access to account information and transactions[1]
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General Information
Mon–Fri 8am–9pm ET, Sat 10am–4pm ET
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Telephone Transactions
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PhoneLink
24-hr automated information and automated transactions
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Ticker Symbols Class A: OPPHX Class B: OHYBX Class C: OHYCX Class Y: OHYYX

1. At times this website may be inaccessible or its transaction feature may be unavailable.

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RS0280.001.1200 March 1, 2001